Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	16
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$116,725,453.64	0.4669018	$102,511,856.29	0.4100474	$14,213,597.35
Class A-2-B Notes	$67,700,763.11	0.4669018	$59,456,876.65	0.4100474	$8,243,886.46
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$591,436,216.74	0.5838405	$568,978,732.93	0.5616714	$22,457,483.81

Weighted Avg. Coupon (WAC)	3.19%		3.18%
Weighted Avg. Remaining Maturity (WARM)	43.67		42.72
Pool Receivables Balance	$629,345,912.59		$605,878,522.57
Remaining Number of Receivables	45,744		45,070

Adjusted Pool Balance	$606,746,203.29		$584,288,719.48

III. COLLECTIONS

Principal:
Principal Collections	$22,359,358.15
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$680,075.88
Total Principal Collections	$23,039,434.03

Interest:
Interest Collections	$1,670,114.62
Late Fees & Other Charges	$51,120.95
Interest on Repurchase Principal	$-
Total Interest Collections	$1,721,235.57

Collection Account Interest	$8,638.98
Reserve Account Interest	$934.22
Servicer Advances	$-

Total Collections	$24,770,242.80

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	16
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$24,770,242.80
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,770,242.80

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$524,454.93	$-	$524,454.93	524,454.93
	Collection Account Interest					$8,638.98
	Late Fees & Other Charges					$51,120.95
Total due to Servicer						$584,214.86

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$96,298.50		$96,298.50
	Class A-2-B Notes		$66,644.57		$66,644.57
	Class A-3 Notes		$310,250.00		$310,250.00
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$597,244.24		$597,244.24	597,244.24

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$23,438,374.53

9.	Regular Principal Distribution Amount:					22,457,483.81

		Distributable Amount	Paid Amount
	Class A-1 Notes		$-
	Class A-2-A Notes		$14,213,597.35
	Class A-2-B Notes		$8,243,886.46
	Class A-3 Notes		$-
	Class A-4 Notes		$-
	Class A Notes Total:	$22,457,483.81	$22,457,483.81
	Class B Notes Total:	$-	$-
	Class C Notes Total:	$-	$-
	Class D Notes Total:	$-	$-
	Total Noteholders Principal	$22,457,483.81	$22,457,483.81

10.	Required Deposit to Reserve Account			0.00

11.	Trustee Expenses			0.00

12.	Remaining Available Collections Released to Certificateholder			980,890.72

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$22,599,709.30
Beginning Period Amount	$22,599,709.30
Current Period Amortization	$1,009,906.21
Ending Period Required Amount	$21,589,803.09
Ending Period Amount	$21,589,803.09
Next Distribution Date Required Amount	$20,602,791.81

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	16
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		2.52%	2.62%	2.62%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.80%	44,527	98.56%	$597,162,580.08
30 - 60 Days	0.95%	430	1.15%	$6,963,913.38
61 - 90 Days	0.19%	86	0.22%	$1,353,584.00
91-120 Days	0.06%	27	0.07%	$398,445.11
121 + Days	0.00%	0	0.00%	$-
Total		45,070		$605,878,522.57

Delinquent Receivables 30+ Days Past Due
Current Period	1.20%	543	1.44%	$8,715,942.49
1st Preceding Collection Period	1.19%	546	1.41%	$8,892,784.76
2nd Preceding Collection Period	1.21%	562	1.45%	$9,443,027.83
3rd Preceding Collection Period	1.07%	503	1.32%	$8,935,947.95
Four-Month Average	1.17%		1.40%

Repossession in Current Period		50		$723,093.53
Repossession Inventory		76		$518,629.72

Current Charge-Offs
Gross Principal of Charge-Offs				$1,108,031.87
Recoveries				$(680,075.88)
Net Loss				$427,955.99

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.82%

Average Pool Balance for Current Period				$617,612,217.58

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.83%
1st Preceding Collection Period				1.39%
2nd Preceding Collection Period				1.39%
3rd Preceding Collection Period				0.48%
Four-Month Average				1.02%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	89	1,036	$14,826,087.16
Recoveries	75	823	$(7,030,067.71)
Net Loss			$7,796,019.45
Cumulative Net Loss as a % of Initial Pool Balance			0.73%

Net Loss for Receivables that have experienced a Net Loss *	70	789	$7,810,815.97
Average Net Loss for Receivables that have experienced a Net Loss			$9,899.64

Principal Balance of Extensions			$2,397,860.76
Number of Extensions			138

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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